Document and Entity Information	Apr. 22, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2025
Entity Registrant Name	Riot Platforms, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	001-33675
Entity Tax Identification Number	84-1553387
Entity Address, Address Line One	3855 Ambrosia Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80109
City Area Code	(303)
Local Phone Number	794-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	RIOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001167419
Amendment Flag	false